Revision of Prior-Period Financial Statements - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Net earnings					$ 1,564	$ 4,023
Foreign currency translation adjustments to equity					109	(287)
Other comprehensive income					52	2,836
Total comprehensive income					$ 1,616	6,859
As Reported
Statement [Line Items]
Net earnings	$ 189	$ 116	$ 3,402	$ 305		4,039
Foreign currency translation adjustments to equity			(48)			(287)
Other comprehensive income			2,972			2,836
Total comprehensive income	210	114	6,374	324		6,875
Comprehensive loss for the period attributable to common shareholders: continuing operations	237	124	(307)	361		(135)
Revision
Statement [Line Items]
Net earnings	(9)	(12)	(27)	(21)		(16)
Foreign currency translation adjustments to equity			11
Other comprehensive income			11
Total comprehensive income	(9)	(12)	(16)	(21)		(16)
Comprehensive loss for the period attributable to common shareholders: continuing operations	(9)	(12)	(16)	(21)		(16)
As Revised
Statement [Line Items]
Net earnings	180	104	3,375	284		4,023
Foreign currency translation adjustments to equity			(37)			(287)
Other comprehensive income			2,983			2,836
Total comprehensive income	201	102	6,358	303		6,859
Comprehensive loss for the period attributable to common shareholders: continuing operations	$ 228	$ 112	$ (323)	$ 340		$ (151)